Offerings	Oct. 01, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	54,839,555
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 3,979.46
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.55
Offering Note	Relates to common stock, $0.001 par value per share, of the registrant (“Common Stock”), issuable at the effective time of the proposed merger of RABLBX Merger Sub, Inc., a wholly owned subsidiary of the registrant (“Merger Sub”), with and into REalloys Inc. (“REalloys”), with REalloys continuing as the surviving corporation (the “Merger”) pursuant to the Agreement and Plan of Merger, dated as of March 10, 2025 by and among the registrant, Merger Sub and REalloys (the “Merger Agreement”). The number of shares to be issued upon close of the Merger is subject to downward adjustment as provided for in the Merger Agreement in the event that the holder of the Additional Debenture) exercises conversion rights. The amount of shares of Common Stock to be registered is based on the estimated number of shares of Common Stock that are expected to be issued to holders of REalloys common stock, simple agreements for future equity (the “REalloys SAFES”), options and warrants, without taking into account the effect of any reverse stock split of Common Stock, including, without limitation: (1) 46,038,548 shares of the registrant’s Common Stock to be issued in exchange for shares of REalloys common stock outstanding at the time of the Merger using the assumed Exchange Ratio of 0.3856; (2) an aggregate of approximately 369,939 shares of the registrant’s Common Stock as related to the REalloys SAFEs, worth $3,015,000 in the aggregate, based on an assumed price of $8.15 per share, the closing price of the registrant’s common stock on Nasdaq on December 15, 2025; (3) 4,662,577 shares of the registrant’s Common Stock issuable upon exchange of the certain outstanding acquisition warrants, worth $38,000,000 in the aggregate to purchase REalloys common stock at the effective time of the Merger, based on an assumed exercise price of $8.15 per share, the closing price of the registrant’s common stock on Nasdaq on December 15, 2025; (4) 1,928,000 shares of registrant’s Common Stock issuable upon exchange of the outstanding warrants issued to certain investors of REalloys in March 2025, using the assumed Exchange Ratio of 0.3856; and (5) 1,840,491 shares of the registrant’s Common Stock issuable upon the conversion of Series C Convertible Preferred Stock issuable to certain investors following the exchange of REalloys Series X Preferred Stock for shares of Series C Convertible Preferred Stock of the registrant, based on an assumed conversion price of $8.15 per share, the closing price of the registrant’s common stock on Nasdaq on December 15, 2025. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered such additional shares of common stock that may be issued because of events such as recapitalizations, stock dividends, stock splits, and similar transactions.

The Maximum Aggregate Offering Price is estimated solely for the purposes of calculation of the registration fee in accordance with Rule 457(f) of the Securities Act of 1933, as amended (the “Securities Act”). REalloys is a private company and no market exists for its equity securities. Additionally, REalloys has accumulated a capital deficit; therefore, pursuant to Rule 457(f)(2) under the Securities Act, the proposed offering price is one-third of the aggregate par value of REalloys’ capital stock being exchanged in the proposed Merger, which is calculated as one-third of the product of the par value of $0.0001 per share multiplied by 119,383,766 shares of REalloys common stock.

The fee rate is determined in accordance with Section 6(b) of the Securities Act at a rate equal to $138.10 per $1,000,000 of the proposed maximum offering price.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Series C Convertible Preferred Stock, par value of $0.001 per share
Amount Registered | shares	5,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.17
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	The amount of shares of Series C Convertible Preferred Stock, par value of $0.001 per share (“Series C Preferred Stock”) to be registered is based upon 5,000 shares of Series C Preferred Stock expected to be issued at the effective time of the proposed Merger pursuant to the Merger Agreement at a ratio of one share of REalloys Preferred Stock to one share of Series C Preferred Stock;

The Maximum Aggregate Offering Price is estimated solely for the purposes of calculation of the registration fee in accordance with Rule 457(f) of the Securities Act of 1933, as amended (the “Securities Act”). REalloys is a private company and no market exists for its equity securities. Additionally, REalloys has accumulated a capital deficit; therefore, pursuant to Rule 457(f)(2) under the Securities Act, the proposed offering price is one-third of the aggregate par value of REalloys’ capital stock being exchanged in the proposed Merger, which is calculated as one-third of the product of the par value of $0.0001 per share multiplied by 5,000 shares of REalloys preferred stock that may be cancelled or exchanged at the time of the Merger.

The fee rate is determined in accordance with Section 6(b) of the Securities Act at a rate equal to $138.10 per $1,000,000 of the proposed maximum offering price.
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.54